Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend Income Fund
Bar Chart Table:
Annual Return 2018	(1.27%)
Annual Return 2019	10.97%
Annual Return 2020	9.04%
Annual Return 2021	3.29%
Annual Return 2022	(11.33%)